Stock-based Compensation (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2022	Aug. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock-based Compensation (Details) [Line Items]
Stock-based incentive	9,000,000
Vesting period				4 years
Awards granted		14,727		1,499,875
Options outstanding, granted				17,144,896
Vesting percentage				25.00%
Options exercised (in Dollars)				$ 4,700,000	$ 400,000
Options granted (in Dollars per share)				$ 4.78	$ 1.69
Compensation expense (in Dollars)				$ 40,200,000
Weighted average period				2 years 11 months 19 days
Stock based compensation expense (in Dollars)				$ 700,000
Stock based compensation (in Dollars)				6,500,000
Stockholders equity		12,342
Other long-term liabilities (in Dollars)				$ 0.04
Shares outstanding				1,444,484
Weighted-average grant (in Dollars per share)				$ 7.04
Expected volatility				89.80%
Forfeiture percentage rate				8.30%
Stock-based compensation expense (in Dollars)				$ 2,900,000
2021 Plan [Member]
Stock-based Compensation (Details) [Line Items]
Shares authorized				21,300,000
Awards granted				2,944,448
Shares reserved				38,496,936
Stock Options Awards [Member]
Stock-based Compensation (Details) [Line Items]
Options outstanding				14,443,767
Options outstanding, granted				5,259,078
Minimum [Member]
Stock-based Compensation (Details) [Line Items]
Risk-free interest rate				0.10%
Stock price (in Dollars per share)				$ 10.63
Maximum [Member]
Stock-based Compensation (Details) [Line Items]
Risk-free interest rate				0.11%
Stock price (in Dollars per share)				$ 10.67
Common Stock [Member]
Stock-based Compensation (Details) [Line Items]
Awards granted				53,120
Employee stock purchase plan [Member]
Stock-based Compensation (Details) [Line Items]
Purchase price of common stock, percent			85.00%
Employee stock option [Member]
Stock-based Compensation (Details) [Line Items]
Vesting period			4 years
Vesting percentage			25.00%
Stock Based Compensation Expense [Member]
Stock-based Compensation (Details) [Line Items]
Share based compensation expense (in Dollars)				$ 800,000
Service Provider Earn Outs [Member]
Stock-based Compensation (Details) [Line Items]
Compensation expense (in Dollars)				$ 6,700,000
Weighted average period				1 year 2 months 12 days